INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Components of income tax expense:
Current tax expense		$ 366	$ 111	$ 280	$ 510
Deferred tax (income) / expense		19	0	(3)	46
Total income tax expense	[1]	$ 385	$ 111	$ 277	$ 556

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.